Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets

12. Goodwill and Other Intangible Assets

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2013 (1)	$956,997	$193,814	$1,150,811
Foreign currency translation adjustments	—	684	684

Balance at March 31, 2013 (1)	$956,997	$194,498	$1,151,495

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

The Company evaluates goodwill for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of goodwill might exceed its estimated fair value. The Company evaluates goodwill for impairment at the reporting unit level and has allocated goodwill to the reporting unit based on an estimate of its relative fair value. The Company considers the reporting unit to be each of its sixteen regions in the U.S. and each of its eight countries internationally (Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala are considered one reporting unit). Goodwill impairment is evaluated using a two-step approach requiring the Company to compute the fair value of a reporting unit and compare it with its carrying value. If the carrying value of the reporting unit exceeds the estimated fair value, a second step is performed to measure the potential goodwill impairment. Significant judgment is involved in estimating cash flows and fair value. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35, are based on historical and projected operating performance, recent market transactions and current industry trading multiples. Fair value is determined based on a multiple of cash flows, which was seven and a half times for the evaluation performed during the fourth quarter of 2012.

No events or changes in circumstances occurred during the three months ended March 31, 2013 that indicated the carrying value of goodwill might exceed its estimated fair value.

Intangible assets consisted of the following:

	January 1, 2013	Amortization	Other (1)	March 31, 2013
Intangible assets with finite lives:
Gross carrying amount	$71,921	$—	$(1,175)	$70,746
Accumulated amortization	(51,354)	(1,048)	810	(51,592)

Total net intangible assets with finite lives	$20,567	$(1,048)	$(365)	$19,154
Intangible assets with indefinite lives:
Tradename	310,174	—	386	310,560

Total intangible assets—net	$330,741	$(1,048)	$21	$329,714

(1)	Consists primarily of foreign currency translation adjustments.

Estimated aggregate future amortization expense for intangible assets is as follows:

For the nine months ended December 31, 2013	$3,150
For the twelve months ended December 31, 2014	3,644
For the twelve months ended December 31, 2015	3,351
For the twelve months ended December 31, 2016	3,128
For the twelve months ended December 31, 2017	2,498
Thereafter	3,383

Total	$19,154

8. GOODWILL AND OTHER INTANGIBLE ASSETS— NET

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2011 (1)	$948,026	$174,945	$1,122,971
Acquisition of ten theatres in Argentina (see Note 3)	—	43,018	43,018
Foreign currency translation adjustments	—	(15,352)	(15,352)

Balance at December 31, 2011 (1)	$948,026	$202,611	$1,150,637
Acquisition of U.S. theatre	8,971	—	8,971
Foreign currency translation adjustments	—	(8,797)	(8,797)

Balance at December 31, 2012 (1)	$956,997	$193,814	$1,150,811

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

As of December 31, intangible assets-net, consisted of the following:

	January 1,				December 31,
	2011	Additions(2)	Amortization	Other (1)	2011
Intangible assets with finite lives:
Gross carrying amount	$64,319	$14,835	$—	$(4,773)	$74,381
Accumulated amortization	(46,185)	—	(4,579)	3,451	(47,313)

Total net intangible assets with finite lives	18,134	14,835	(4,579)	(1,322)	27,068
Intangible assets with indefinite lives:
Tradename	311,070	—	—	(1,231)	309,839

Total intangible assets—net	$329,204	$14,835	$(4,579)	$(2,553)	$336,907

		December 31,			December 31,
		2011	Amortization	Other (1)	2012
Intangible assets with finite lives:
Gross carrying amount		$74,381	$—	$(2,460)	$71,921
Accumulated amortization		(47,313)	(4,611)	570	(51,354)

Total net intangible assets with finite lives		27,068	(4,611)	(1,890)	20,567
Intangible assets with indefinite lives:
Tradename		309,839	—	335	310,174

Total intangible assets—net		$336,907	$(4,611)	$(1,555)	$330,741

(1)

Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.

(2)	See Note 3.

Estimated aggregate future amortization expense for intangible assets is as follows:

For the year ended December 31, 2013	$4,199
For the year ended December 31, 2014	3,644
For the year ended December 31, 2015	3,351
For the year ended December 31, 2016	3,128
For the year ended December 31, 2017	2,498
Thereafter	3,747

Total	$20,567